Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total revenues	$ 373,473	$ 364,012	$ 365,704
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	373,142	363,262	365,395
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 331	$ 750	$ 309